Concentrations of Credit Risk and Major Customers (Details) - Schedule of customers and suppliers	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]		[1]	14.16%
Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]		[1]	11.99%
Supplier C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]		[1]	12.76%
Supplier D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	16.45%			[1]
Supplier E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	10.16%			[1]
Supplier F [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	17.62%			[1]
Supplier G [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	35.57%			[1]		[1]

[1]	Less than 10%